Cover	Sep. 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2024
Entity File Number	000-56425
Entity Registrant Name	CXJ GROUP CO., LIMITED
Entity Central Index Key	0001823635
Entity Tax Identification Number	85-2041913
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 401, 4th Floor, East Block Building 5,
Entity Address, Address Line Two	Xintiandi Business Center, No. 7 Anqiaogang Road
Entity Address, Address Line Three	Gongshu District
Entity Address, City or Town	Hangzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	310017
City Area Code	+86
Local Phone Number	18668175727
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false